Corporate Information - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) Employees Country Brand	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Corporate Information [line items]
Revenue	$ 25,832	$ 21,298
Anheuser-Busch in Bev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees	164,000
Number of countries where the entity operates | Country	50
Revenue			$ 46,900
Anheuser-Busch in Bev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years